Intangible assets and goodwill - Summary (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Beginning balance	₽ 9,687,600
Ending balance	13,315,183	₽ 9,687,600
Goodwill
Intangible assets and goodwill
Beginning balance	6,954,183
Ending balance	9,875,224	6,954,183
CV database
Intangible assets and goodwill
Beginning balance	399,880
Ending balance	438,626	399,880
Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	1,260,319
Ending balance	1,638,409	1,260,319
Trademarks and domains
Intangible assets and goodwill
Beginning balance	943,867
Ending balance	1,166,878	943,867
Website software
Intangible assets and goodwill
Beginning balance	89,753
Ending balance	165,516	89,753
Patents and copyrights
Intangible assets and goodwill
Beginning balance	1,295
Ending balance	560	1,295
Other software, licenses and other
Intangible assets and goodwill
Beginning balance	38,303
Ending balance	29,970	38,303
Gross
Intangible assets and goodwill
Beginning balance	11,418,381	11,444,838
Acquisition through business combinations	4,060,531
Additions arising from internal development	15,040	31,930
Other additions	68,614	73,995
Disposals	(132,684)	(96,647)
Foreign currency translation difference	8,392	(35,735)
Ending balance	15,438,274	11,418,381
Gross | Goodwill
Intangible assets and goodwill
Beginning balance	6,954,183	6,989,255
Acquisition through business combinations	2,912,610
Foreign currency translation difference	8,431	(35,072)
Ending balance	9,875,224	6,954,183
Gross | CV database
Intangible assets and goodwill
Beginning balance	635,605	635,605
Acquisition through business combinations	102,308
Ending balance	737,913	635,605
Gross | Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	2,043,760	2,043,760
Acquisition through business combinations	582,466
Ending balance	2,626,226	2,043,760
Gross | Trademarks and domains
Intangible assets and goodwill
Beginning balance	1,526,889	1,519,855
Acquisition through business combinations	375,724
Other additions		7,115
Foreign currency translation difference	(176)	(81)
Ending balance	1,902,437	1,526,889
Gross | Website software
Intangible assets and goodwill
Beginning balance	163,466	198,620
Acquisition through business combinations	82,549
Additions arising from internal development	15,040	31,930
Other additions	10,973	5,175
Disposals	(59,545)	(72,259)
Foreign currency translation difference	25
Ending balance	212,508	163,466
Gross | Patents and copyrights
Intangible assets and goodwill
Beginning balance	5,735	4,440
Other additions	1,588	1,722
Disposals	(874)	(166)
Foreign currency translation difference	24	(261)
Ending balance	6,473	5,735
Gross | Other software, licenses and other
Intangible assets and goodwill
Beginning balance	88,743	53,303
Acquisition through business combinations	4,874
Other additions	56,053	59,983
Disposals	(72,265)	(24,222)
Foreign currency translation difference	88	(321)
Ending balance	77,493	88,743
Depreciation
Intangible assets and goodwill
Beginning balance	(1,730,781)	(1,300,978)
Amortization for the year	524,963	523,539
Disposals	132,670	93,401
Foreign currency translation difference	15	(335)
Ending balance	(2,123,089)	(1,730,781)
Depreciation | CV database
Intangible assets and goodwill
Beginning balance	(235,725)	(172,164)
Amortization for the year	63,562	63,561
Ending balance	(299,287)	(235,725)
Depreciation | Non-contractual customer relationships
Intangible assets and goodwill
Beginning balance	(783,441)	(579,065)
Amortization for the year	204,376	204,376
Ending balance	(987,817)	(783,441)
Depreciation | Trademarks and domains
Intangible assets and goodwill
Beginning balance	(583,022)	(430,630)
Amortization for the year	152,559	152,411
Foreign currency translation difference	(22)	(19)
Ending balance	(735,559)	(583,022)
Depreciation | Website software
Intangible assets and goodwill
Beginning balance	(73,713)	(95,932)
Amortization for the year	32,824	46,794
Disposals	59,545	69,013
Ending balance	(46,992)	(73,713)
Depreciation | Patents and copyrights
Intangible assets and goodwill
Beginning balance	(4,440)	(2,841)
Amortization for the year	2,333	1,776
Disposals	860	166
Foreign currency translation difference		(11)
Ending balance	(5,913)	(4,440)
Depreciation | Other software, licenses and other
Intangible assets and goodwill
Beginning balance	(50,440)	(20,346)
Amortization for the year	69,309	54,621
Disposals	72,265	24,222
Foreign currency translation difference	37	(305)
Ending balance	₽ (47,521)	₽ (50,440)